Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Disclosure of Cash Flow Information [Abstract]
Supplemental Disclosure of Cash Flow Information
19.      Supplemental Disclosure of Cash Flow Information

(dollars in thousands)	For the Years Ended December 31,
	2012	2011	2010
Interest paid	$130,009	$125,047	$132,425
Income taxes paid	$2,658	$2,431	$2,223
Write-off of deferred financing costs	$744	$2,080	$2,878

Acquisitions of assets, net of related payables and cash received, net:
Cash and escrow deposits-restricted	$2,169	$—	$—
Prepaid expenses and other current assets	(2,817)	—	—

Property, plant and equipment and leasehold intangibles	257,772		80,514	52,900
Other intangible assets, net	9,575		4,244	7,963
Other assets, net	(7,327)		3,955	(2,870)
Accrued expenses	(573)		(31)	(45)
Other liabilities	3,601		—	—
Long-term debt and capital and financing lease obligations	10,123		—	—
Net	$272,523		$88,682	$57,948
Purchase of Horizon Bay Realty, L.L.C., net of cash acquired:
Property, plant and equipment and leasehold intangibles, net	$—		$8,132	$—
Cash and escrow deposits—restricted	—		10,702	—
Accounts receivable, net	—		2,479	—
Long-term debt, less current portion	—		(1,821)	—
Accrued expenses	—		(15,141)	—
Other liabilities	—		(6,347)	—
Common Stock	—		(1)	—
Additional paid-in-capital	—		(1,537)	—
Accumulated earnings	—		(1,982)	—
Net	$—		$(5,516)	$—
Reinvested income on marketable securities - restricted	$1,156		$$1,426	$—
Supplemental Schedule of Noncash Operating, Investing and Financing Activities:
Capital leases:
Property, plant and equipment and leasehold intangibles, net	$13,852	$	―	$5,791
Long-term debt	(13,852)		―	(5,791)
Net	$—		$—	$—